Write-Down and Loss on Sale of Vessels (Details) - USD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 06, 2018	Oct. 09, 2018	Aug. 31, 2017	Jun. 30, 2017	Nov. 30, 2016	May 17, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels							$ 54,653	$ 50,600	$ 38,976
Proceeds from sale of vessels							28,518	20,580	94,311
Centrofin
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels									27,400
Proceeds from sale of vessels						$ 94,300
Asian Spirit
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels									$ 11,500
Proceeds from sale of vessels					$ 20,600
European Spirit
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels							4,000	12,600
Proceeds from sale of vessels	$ 15,700
Extension option period (in years)				1 year
African Spirit
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels							3,900	12,500
Proceeds from sale of vessels		$ 12,800
Extension option period (in years)			1 year
Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels								$ 25,500
Cancellation option period (in years)			13 years
Alexander Spirit
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels							13,000
Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit
Property, Plant and Equipment [Line Items]
Write-down of goodwill and write-down and loss on sales of vessels							$ 33,000